Acquisition of the Oriental VIP Room (Details 5) - VIP Room [Member]	12 Months Ended
Dec. 31, 2013 USD ($) $ / shares shares
Proforma Consolidated Revenue [Line Items]
Revenue	$ 242,775,634
Expenses	242,079,136
Pro Forma Net Income Attributable To Ordinary Shareholders	$ 696,498
Pro Forma Net Income Per Share
Basic (in dollars per share) | $ / shares	$ 0.01
Diluted (in dollars per share) | $ / shares	$ 0.01
Weighted average shares outstanding
Basic (in shares) | shares	53,030,405
Diluted (in shares) | shares	53,210,572